Expense Example	Nov. 13, 2026 USD ($)
FAF Trust MM Prospectus Class A Member | Government Obligations Fund | Government Obligations Fund Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 77
Expense Example, with Redemption, 3 Years	240
Expense Example, with Redemption, 5 Years	417
Expense Example, with Redemption, 10 Years	930
FAF Trust MM Prospectus Class A Member | Retail Prime Obligations Fund | Retail Prime Obligations Fund Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	77
Expense Example, with Redemption, 3 Years	242
Expense Example, with Redemption, 5 Years	421
Expense Example, with Redemption, 10 Years	941
FAF Trust MM Prospectus Class A Member | Retail Tax Free Obligations Fund | Retail Tax Free Obligations Fund Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	77
Expense Example, with Redemption, 3 Years	261
Expense Example, with Redemption, 5 Years	462
Expense Example, with Redemption, 10 Years	1,040
FAF Trust MM Prospectus Class A Member | Treasury Obligations Fund | Treasury Obligations Fund Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	77
Expense Example, with Redemption, 3 Years	240
Expense Example, with Redemption, 5 Years	417
Expense Example, with Redemption, 10 Years	930
FAF Trust MM Prospectus Class A Member | U.S. Treasury Money Market Fund | U.S. Treasury Money Market Fund Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	77
Expense Example, with Redemption, 3 Years	240
Expense Example, with Redemption, 5 Years	417
Expense Example, with Redemption, 10 Years	930
FAF Trust MM Prospectus Class D Member | Government Obligations Fund | Government Obligations Fund Class D
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	61
Expense Example, with Redemption, 3 Years	192
Expense Example, with Redemption, 5 Years	335
Expense Example, with Redemption, 10 Years	750
FAF Trust MM Prospectus Class D Member | Treasury Obligations Fund | Treasury Obligations Fund Class D
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	61
Expense Example, with Redemption, 3 Years	192
Expense Example, with Redemption, 5 Years	335
Expense Example, with Redemption, 10 Years	750
FAF Trust MM Prospectus Class D Member | U.S. Treasury Money Market Fund | U.S. Treasury Money Market Fund Class D
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	61
Expense Example, with Redemption, 3 Years	192
Expense Example, with Redemption, 5 Years	335
Expense Example, with Redemption, 10 Years	750
FAF Trust MM Prospectus Class P Member | Government Obligations Fund | Government Obligations Fund Class P
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	18
Expense Example, with Redemption, 3 Years	60
Expense Example, with Redemption, 5 Years	106
Expense Example, with Redemption, 10 Years	242
FAF Trust MM Prospectus Class P Member | Treasury Obligations Fund | Treasury Obligations Fund Class P
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	18
Expense Example, with Redemption, 3 Years	60
Expense Example, with Redemption, 5 Years	106
Expense Example, with Redemption, 10 Years	242
FAF Trust MM Prospectus Class T Member | Government Obligations Fund | Government Obligations Fund Class T
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	41
Expense Example, with Redemption, 3 Years	128
Expense Example, with Redemption, 5 Years	224
Expense Example, with Redemption, 10 Years	505
FAF Trust MM Prospectus Class T Member | Retail Prime Obligations Fund | Retail Prime Obligations Fund Class T
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	41
Expense Example, with Redemption, 3 Years	133
Expense Example, with Redemption, 5 Years	233
Expense Example, with Redemption, 10 Years	528
FAF Trust MM Prospectus Class T Member | Retail Tax Free Obligations Fund | Retail Tax Free Obligations Fund Class T
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	41
Expense Example, with Redemption, 3 Years	150
Expense Example, with Redemption, 5 Years	270
Expense Example, with Redemption, 10 Years	619
FAF Trust MM Prospectus Class T Member | Treasury Obligations Fund | Treasury Obligations Fund Class T
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	41
Expense Example, with Redemption, 3 Years	128
Expense Example, with Redemption, 5 Years	224
Expense Example, with Redemption, 10 Years	505
FAF Trust MM Prospectus Class T Member | U.S. Treasury Money Market Fund | U.S. Treasury Money Market Fund Class T
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	41
Expense Example, with Redemption, 3 Years	128
Expense Example, with Redemption, 5 Years	224
Expense Example, with Redemption, 10 Years	505
FAF Trust MM Prospectus Class T Member | Institutional Prime Obligations Fund | Institutional Prime Obligations Fund Class T
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	41
Expense Example, with Redemption, 3 Years	137
Expense Example, with Redemption, 5 Years	242
Expense Example, with Redemption, 10 Years	551
FAF Trust MM Prospectus Class U Member | Government Obligations Fund | Government Obligations Fund Class U
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	12
Expense Example, with Redemption, 3 Years	54
Expense Example, with Redemption, 5 Years	100
Expense Example, with Redemption, 10 Years	236
FAF Trust MM Prospectus Class V Member | Government Obligations Fund | Government Obligations Fund Class V
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	31
Expense Example, with Redemption, 3 Years	97
Expense Example, with Redemption, 5 Years	169
Expense Example, with Redemption, 10 Years	381
FAF Trust MM Prospectus Class V Member | Retail Prime Obligations Fund | Retail Prime Obligations Fund Class V
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	31
Expense Example, with Redemption, 3 Years	101
Expense Example, with Redemption, 5 Years	178
Expense Example, with Redemption, 10 Years	404
FAF Trust MM Prospectus Class V Member | Retail Tax Free Obligations Fund | Retail Tax Free Obligations Fund Class V
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	31
Expense Example, with Redemption, 3 Years	118
Expense Example, with Redemption, 5 Years	214
Expense Example, with Redemption, 10 Years	495
FAF Trust MM Prospectus Class V Member | Treasury Obligations Fund | Treasury Obligations Fund Class V
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	31
Expense Example, with Redemption, 3 Years	97
Expense Example, with Redemption, 5 Years	169
Expense Example, with Redemption, 10 Years	381
FAF Trust MM Prospectus Class V Member | U.S. Treasury Money Market Fund | U.S. Treasury Money Market Fund Class V
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	31
Expense Example, with Redemption, 3 Years	97
Expense Example, with Redemption, 5 Years	169
Expense Example, with Redemption, 10 Years	381
FAF Trust MM Prospectus Class V Member | Institutional Prime Obligations Fund | Institutional Prime Obligations Fund Class V
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	31
Expense Example, with Redemption, 3 Years	105
Expense Example, with Redemption, 5 Years	187
Expense Example, with Redemption, 10 Years	427
FAF Trust MM Prospectus Class X Member | Government Obligations Fund | Government Obligations Fund Class X
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	14
Expense Example, with Redemption, 3 Years	56
Expense Example, with Redemption, 5 Years	102
Expense Example, with Redemption, 10 Years	238
FAF Trust MM Prospectus Class X Member | Retail Prime Obligations Fund | Retail Prime Obligations Fund Class X
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	14
Expense Example, with Redemption, 3 Years	63
Expense Example, with Redemption, 5 Years	116
Expense Example, with Redemption, 10 Years	272
FAF Trust MM Prospectus Class X Member | Treasury Obligations Fund | Treasury Obligations Fund Class X
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	14
Expense Example, with Redemption, 3 Years	56
Expense Example, with Redemption, 5 Years	102
Expense Example, with Redemption, 10 Years	238
FAF Trust MM Prospectus Class X Member | U.S. Treasury Money Market Fund | U.S. Treasury Money Market Fund Class X
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	16
Expense Example, with Redemption, 3 Years	60
Expense Example, with Redemption, 5 Years	109
Expense Example, with Redemption, 10 Years	251
FAF Trust MM Prospectus Class Y Member | Government Obligations Fund | Government Obligations Fund Class Y
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	46
Expense Example, with Redemption, 3 Years	144
Expense Example, with Redemption, 5 Years	252
Expense Example, with Redemption, 10 Years	567
FAF Trust MM Prospectus Class Y Member | Retail Prime Obligations Fund | Retail Prime Obligations Fund Class Y
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	46
Expense Example, with Redemption, 3 Years	149
Expense Example, with Redemption, 5 Years	261
Expense Example, with Redemption, 10 Years	590
FAF Trust MM Prospectus Class Y Member | Retail Tax Free Obligations Fund | Retail Tax Free Obligations Fund Class Y
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	46
Expense Example, with Redemption, 3 Years	166
Expense Example, with Redemption, 5 Years	297
Expense Example, with Redemption, 10 Years	680
FAF Trust MM Prospectus Class Y Member | Treasury Obligations Fund | Treasury Obligations Fund Class Y
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	46
Expense Example, with Redemption, 3 Years	144
Expense Example, with Redemption, 5 Years	252
Expense Example, with Redemption, 10 Years	567
FAF Trust MM Prospectus Class Y Member | U.S. Treasury Money Market Fund | U.S. Treasury Money Market Fund Class Y
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	46
Expense Example, with Redemption, 3 Years	144
Expense Example, with Redemption, 5 Years	252
Expense Example, with Redemption, 10 Years	567
FAF Trust MM Prospectus Class Y Member | Institutional Prime Obligations Fund | Institutional Prime Obligations Fund Class Y
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	46
Expense Example, with Redemption, 3 Years	153
Expense Example, with Redemption, 5 Years	270
Expense Example, with Redemption, 10 Years	612
FAF Trust MM Prospectus Class Z Member | Government Obligations Fund | Government Obligations Fund Class Z
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	18
Expense Example, with Redemption, 3 Years	60
Expense Example, with Redemption, 5 Years	106
Expense Example, with Redemption, 10 Years	242
FAF Trust MM Prospectus Class Z Member | Retail Prime Obligations Fund | Retail Prime Obligations Fund Class Z
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	20
Expense Example, with Redemption, 3 Years	69
Expense Example, with Redemption, 5 Years	122
Expense Example, with Redemption, 10 Years	278
FAF Trust MM Prospectus Class Z Member | Retail Tax Free Obligations Fund | Retail Tax Free Obligations Fund Class Z
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	20
Expense Example, with Redemption, 3 Years	86
Expense Example, with Redemption, 5 Years	159
Expense Example, with Redemption, 10 Years	371
FAF Trust MM Prospectus Class Z Member | Treasury Obligations Fund | Treasury Obligations Fund Class Z
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	18
Expense Example, with Redemption, 3 Years	60
Expense Example, with Redemption, 5 Years	106
Expense Example, with Redemption, 10 Years	242
FAF Trust MM Prospectus Class Z Member | U.S. Treasury Money Market Fund | U.S. Treasury Money Market Fund Class Z
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	20
Expense Example, with Redemption, 3 Years	64
Expense Example, with Redemption, 5 Years	113
Expense Example, with Redemption, 10 Years	255
FAF Trust MM Prospectus Class Z Member | Institutional Prime Obligations Fund | Institutional Prime Obligations Fund Class Z
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	20
Expense Example, with Redemption, 3 Years	73
Expense Example, with Redemption, 5 Years	131
Expense Example, with Redemption, 10 Years	$ 302